Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Foreign [Member]
Operating loss carryforwards	$ 8,070
Foreign [Member] | Minimum [Member]
Operating loss carryforwards, expiration date	Dec. 31, 2014
Foreign [Member] | Maximum [Member]
Operating loss carryforwards, expiration date	Dec. 31, 2026
Research Tax Credit Carryforward [Member]
Tax credit carryforward, amount	$ 1,118,389	$ 1,096
Federal And New Jersey [Member]
Operating loss carryforwards	$ 92,928